UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	25 Bull Street, Suite 502
		Savannah, GA  31401

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark I. Allen
Title:		Chief Executive Officer
Phone:		912-233-4715

Signature, Place, and Date of Signing:

	/s/ Mark I. Allen		Savannah, Georgia	 November 2, 2012

Report Type  (Check only one.):

[     ]		13F HOLDINGS REPORT

[ X ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

List of Other Managers Reporting For This Manager:

Form 13F File Number			Name

         28-13246			The Savannah Bancorp, Inc.